COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACOUNT VA-K

Prospectus Supplement dated August 11, 2014

to the Prospectus (the “Prospectus”) and Statement of Additional Information dated May 1, 2014 for ExecAnnuity Plus and Commonwealth Annuity Advantage Policies

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The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below listed DWS funds and share classes, as applicable, will be renamed as follows:

DWS Variable Series I (Class A)	Deutsche Variable Series I (Class A)
DWS Capital Growth VIP	Deutsche Capital Growth VIP

DWS Variable Series II (Class A)	Deutsche Variable Series II (Class A)
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP

In addition, any references to “DWS Investments” will become “Deutsche Asset & Wealth Management.”

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If you should have any questions, please call 1-800-533-7881 for assistance.  This Supplement should be retained with your Policy’s Prospectus for future reference.

ExecAnnuity Plus

Commonwealth Annuity Advantage